Borrowings, Interest Rates, Unused Lines of Credit, Future Principle Repayments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Borrowings
Weighted average interest rate (as a percent)	4.64%	5.70%
Principal amount of short-term borrowings	¥ 2,912,867	¥ 2,194,957
Principal amount of long-term borrowings	2,701,438	2,461,017
Unused lines of credit	1,395,376
Interest incurred	319,210	274,476	¥ 267,718
Interest capitalized in the cost of property, plant and equipment and project assets	36,828	29,931	¥ 38,053
Bank borrowing loan against asset	70,000
Future principal repayments on the long-term borrowings
2017	525,255
2018	992,643
2019	1,053,623
2020	86,243
Thereafter	568,929
Total	3,226,693
Industrial and Commercial Bank of China
Borrowings
Net book value of project assets pledged as collateral		¥ 601,226
Industrial and Commercial Bank of China | Dunhuang JA Solar Power Development Co., Ltd. ("JA Dunhuang")
Borrowings
Maximum borrowing capacity	¥ 546,000
Maximum consecutive months percentage of bad debt provision in account receivable	2 months
Maximum ratio of overdue accounts receivable	45.00%
China Construction Bank | JingAo Solar Co., Ltd. ("JA Hebei")
Borrowings
Maximum borrowing capacity	¥ 194,000
Maximum gearing ratio	55.00%
Minimum current ratio	1.3
Minimum quick ratio	1.1
Maximum ratio of external guarantee to net asset	45
China Construction Bank | JA Solar (Xingtai) Co., Ltd
Borrowings
Maximum borrowing capacity	¥ 90,000
Maximum gearing ratio	80.00%
Minimum current ratio	0.8
Minimum quick ratio	0.5
Borrowings from non financial institutions | Huaneng Tiancheng Financing Lease Co., Ltd. ("Huaneng Tiancheng")
Borrowings
Interest rate (as a percent)		7.10%
Principal amount of short-term borrowings	¥ 0
Principal amount of long-term borrowings	¥ 0
Unsecured short-term bank borrowings
Borrowings
Weighted average interest rate (as a percent)	3.96%	4.79%
Principal amount of short-term borrowings	¥ 1,793,919	¥ 1,880,277
Short-term borrowings secured by restricted cash
Borrowings
Principal amount of short-term borrowings	¥ 321,172	¥ 0
Short-term bank borrowings secured by assets
Borrowings
Weighted average interest rate (as a percent)	4.77%	6.05%
Principal amount of short-term borrowings	¥ 797,776	¥ 307,468
Short-term bank borrowings secured by assets | Industrial Bank Co., Ltd.
Borrowings
Bank borrowing loan against asset	200,000
Net book value of buildings pledged as collateral	79,040
Short-term bank borrowings secured by assets | Huaxia Bank
Borrowings
Long-term bank loan secured by pledge of buildings	80,000
Short-term bank borrowings secured by assets | Donghai Jingtian Construction Corp
Borrowings
Net book value of prepaid land use rights pledged as collateral	24,914
Short-term bank borrowings secured by assets | Industrial and Commercial Bank of China
Borrowings
Bank borrowing loan against asset	34,685
Short-term bank borrowings secured by assets | Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong")
Borrowings
Net book value of buildings pledged as collateral	238,501
Short-term bank borrowings secured by assets | Shanghai Pudong Development Bank
Borrowings
Bank loan secured by pledge of prepaid land use rights	50,000
Short-term bank borrowings secured by assets | Ping An Bank
Borrowings
Bank borrowing loan against asset	292,561
Short-term bank borrowings secured by assets | 77 Bank
Borrowings
Short-term bank loans secured by pledge of project assets	746
Net book value of project assets pledged as collateral	894
Short-term bank borrowings secured by assets | China Construction Bank
Borrowings
Bank borrowing loan against asset	90,784
Net book value of buildings pledged as collateral	95,011
First short-term bank borrowings secured by assets | China Construction Bank | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Borrowings
Bank borrowing loan against asset	39,000
Net book value of buildings pledged as collateral	66,824
Second short-term bank borrowings secured by assets | China Construction Bank | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Borrowings
Bank borrowing loan against asset	10,000
Net book value of buildings pledged as collateral	26,017
Short-term bank borrowings from non-financial institution | Huaneng Tiancheng Financing Lease Co., Ltd. ("Huaneng Tiancheng")
Borrowings
Principal amount of short-term borrowings		¥ 7,212
Long-term loan | Agriculture Bank of China
Borrowings
Bank loan secured by pledge of prepaid land use rights	70,000
Net book value of prepaid land use rights pledged as collateral	70,765
Long-term loan | Industrial and Commercial Bank of China
Borrowings
Bank loan secured by pledge of prepaid land use rights	1,440,000
Net book value of prepaid land use rights pledged as collateral	¥ 204,823
Long-term bank borrowings secured by buildings, machineries and equipment and construction in progress
Borrowings
Weighted average interest rate (as a percent)	5.36%	6.04%
Principal amount of long-term borrowings	¥ 906,662	¥ 429,229
Long term bank borrowings secured by assets | Agriculture Bank of China
Borrowings
Long-term bank loan secured by pledge of buildings	70,000
Net book value of buildings pledged as collateral	238,501
Net book value of prepaid land use rights pledged as collateral	70,765
Long term bank borrowings secured by assets | 77 Bank
Borrowings
Long-term bank loans secured by pledge of project assets	13,531
Net book value of project assets pledged as collateral	894
Long term bank borrowings secured by assets | Hefei High-Tech Industrial Development Zone Management Co., Ltd
Borrowings
Long-term entrustment loan secured by pledge of property, plant and equipment and land use rights	1,440,000
Net book value of buildings, machineries and equipment and construction in progress pledged as collateral	712,200
Net book value of prepaid land use rights pledged as collateral	204,823
First long term bank borrowings secured by assets | Industrial and Commercial Bank of China
Borrowings
Long-term bank loans secured by pledge of project assets	546,000
Net book value of project assets pledged as collateral	574,014
Second long term bank borrowings secured by assets | Industrial and Commercial Bank of China
Borrowings
Long-term bank loans secured by pledge of project assets	250,500
Net book value of project assets pledged as collateral	¥ 194,919
Long-term bank borrowings secured by assets including restricted cash
Borrowings
Weighted average interest rate (as a percent)	5.14%	6.28%
Principal amount of long-term borrowings	¥ 2,320,031	¥ 2,137,400
Long-term bank borrowings from non-financial institution | Huaneng Tiancheng Financing Lease Co., Ltd. ("Huaneng Tiancheng")
Borrowings
Principal amount of long-term borrowings		¥ 132,788
Minimum
Borrowings
Maturity period	2 months
Minimum | Unsecured short-term bank borrowings
Borrowings
Interest rate (as a percent)	0.60%	1.23%
Minimum | Short-term borrowings secured by restricted cash
Borrowings
Interest rate (as a percent)	2.55%
Minimum | Short-term bank borrowings secured by assets
Borrowings
Interest rate (as a percent)	1.90%	4.00%
Minimum | Long-term bank borrowings secured by buildings, machineries and equipment and construction in progress
Borrowings
Interest rate (as a percent)	1.00%	1.65%
Minimum | Long-term bank borrowings secured by assets including restricted cash
Borrowings
Interest rate (as a percent)	2.20%	1.65%
Maximum
Borrowings
Maturity period	182 months
Maximum | Unsecured short-term bank borrowings
Borrowings
Interest rate (as a percent)	5.70%	6.16%
Maximum | Short-term bank borrowings secured by assets
Borrowings
Interest rate (as a percent)	6.09%	7.00%
Maximum | Long-term bank borrowings secured by buildings, machineries and equipment and construction in progress
Borrowings
Interest rate (as a percent)	6.60%	6.60%
Maximum | Long-term bank borrowings secured by assets including restricted cash
Borrowings
Interest rate (as a percent)	7.01%	7.01%